Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Sep. 28, 2016
Document Effective Date	Sep. 28, 2016
Prospectus Date	Oct. 01, 2016
Gotham Absolute 500 Core Fund | Institutional Class
Prospectus:
Trading Symbol	GACFX
Gotham Enhanced 500 Core Fund | Institutional Class
Prospectus:
Trading Symbol	GECFX
Gotham Hedged Core Fund | Institutional Class
Prospectus:
Trading Symbol	GCHDX
Gotham Index Core Fund | Institutional Class
Prospectus:
Trading Symbol	GCIDX